COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Operating Leases Year Ending March 31:
Remainder of 2020	$ 132,017	$ 277,961
2021	96,607	96,606
2022	49,716	49,716
Total operating lease payments	278,340	424,283
Less: Imputed interest	(40,578)	(50,065)
Total operating lease liabilities	$ 237,762	$ 374,218